Income tax expenses (Details 3)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY
Tax loss carried forwards	$ 2,295,000	14,085,334		21,015,447
Future deductible expenditure	1,343,127	8,243,306		8,243,306
Fair value changes of property, plant and equipment	16,996	104,314		298,831
Allowance for doubtful debts	18,165	111,486		2,481,580
Total deferred tax assets	3,673,288	22,544,440		32,039,164
Less: valuation allowance	(3,656,292)	(22,440,126)	(5,171,625)	(31,740,333)	(36,659,614)	(57,861,224)
Total net deferred tax assets (non-current)	16,996	104,314		298,831
Deferred tax liabilities:
Property, plant and equipment and intangible assets (non-current)	$ 1,532,825	9,407,560		7,585,920